SUPPLEMENT DATED MARCH 8, 2004 TO THE
                        PROSPECTUS DATED OCTOBER 28, 2003

                              EMERALD MUTUAL FUNDS
                             THE EMERALD GROWTH FUND
                   THE EMERALD SELECT BANKING AND FINANCE FUND
                       THE EMERALD SELECT TECHNOLOGY FUND
                        CLASS A SHARES AND CLASS C SHARES

THE FOLLOWING CHANGES ARE MADE TO THE ABOVE-DESCRIBED PROSPECTUS, SUCH CHANGES TO TAKE EFFECT APRIL 1, 2004:

SECTION 1: FUND FACTS - THE EMERALD GROWTH FUND - TRANSACTION FEES AND OPERATING EXPENSES (Page 6 of the Prospectus)

     On February 20, 2004, the Board of Trustees authorized the elimination of the sales charge (currently fixed at 1% of the offering price (maximum sales charge (load)) imposed on purchases) applied to Class C Shares of The Emerald Growth Fund effective April 1, 2004. The deferred sales charge for Class C Shares held for less than 1 year, currently fixed at 1%, is still applicable. As a result, the Transaction Fees and Expense Table is revised, and set forth in full and in its entirety, as follows (effective April 1, 2004):

     TRANSACTION FEES AND OPERATING EXPENSES
     This Table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

                                                                               CLASS A    CLASS C
                                                                               -------    -------
     SHAREHOLDER FEES (fees paid directly from your investment)
     Maximum Sales Charge (Load)                                                4.75%      1.00%

         Maximum Sales charge (Load) Imposed on Purchases                       4.75%         0%
         (as a percentage of offering price)
         Maximum Deferred Sales Charge for shares held less                      None      1.00%
         than 1 year
         (as a percentage of the lesser of original purchase
          price or redemption proceeds)

     Maximum Sales Charge (Load)Imposed on Reinvested Dividends                  None       None
     Redemption Fee                                                              None(1)    None(1)
     Exchange Fee                                                                None       None
     Maximum Account Fee                                                         None       None

     ANNUAL FUND OPERATING EXPENSES (2) (expense that are deducted from Fund assets)

     Management Fee                                                             0.75%      0.75%
     Distribution and Services (12b-1) Fees (3)                                 0.35%      1.00%
     Other Expenses                                                             0.63%      0.64%

     Total Annual Fund Operating Expenses                                       1.73%      2.39%

(1)  There is a $15 service fee for redemptions effected via wire transfer.

(2) The table shows expenses based on the Fund's management fees, distribution service (12b-1) fees and other expenses for the year ended June 30, 2003.

(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the economic equivalent of the maximum permitted front-end sales charge.

(4) The Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses of Class A shares to no more than 2.25% and Class C shares to no more than 2.90% at least through October 31, 2004. The Adviser will reimburse and/or waive fees to the Fund if total operating expenses increase so that you would pay no more than 2.25% for Class A shares and 2.90% for Class C shares on an annualized basis at least through October 31, 2004.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 year        3 years         5 years         10 years
                                        ------        -------         -------         --------
Class A                                  $642           $994           $1,369          $2,419
Class C
    Assuming you sold your
    shares within the first year         $342           $745           $1,275          $2,726
    Assuming you stayed in the Fund      $242           $745           $1,275          $2,726

The Example does not reflect charges that certain dealers charge their customers in the form of processing or services fees in connection with the purchase or redemption of shares. For additional information, please refer to the SAI.

SECTION 1: FUND FACTS - THE EMERALD SELECT BANKING AND FINANCE FUND - TRANSACTION FEES AND OPERATING EXPENSES (Page 10 of the Prospectus)

     On February 20, 2004, the Board of Trustees authorized the elimination of the sales charge (currently fixed at 1% of the offering price (maximum sales charge (load)) imposed on purchases) applied to Class C Shares of The Emerald Select Banking and Finance Fund effective April 1, 2004. The deferred sales charge for Class C Shares held for less than 1 year, currently fixed at 1%, is still applicable. As a result, the Transaction Fees and Expense Table is revised, and set forth in full and in its entirety, as follows (effective April 1, 2004):

     TRANSACTION FEES AND OPERATING EXPENSES
     This Table describes the fees and expenses that you may pay if you buy and hold shares of the Banking and Finance Fund.

                                                                               CLASS A    CLASS C
                                                                               -------    -------
     SHAREHOLDER FEES (fees paid directly from your investment)
     Maximum Sales Charge (Load)                                                4.75%      1.00%

         Maximum Sales charge (Load) Imposed on Purchases                       4.75%         0%
         (as a percentage of offering price)
         Maximum Deferred Sales Charge for shares held less                      None      1.00%
         than 1 year
         (as a percentage of the lesser of original purchase
          price or redemption proceeds)

     Maximum Sales Charge (Load)Imposed on Reinvested Dividends                  None       None
     Redemption Fee                                                              None(1)    None(1)
     Exchange Fee                                                                None       None
     Maximum Account Fee                                                         None       None


     ANNUAL FUND OPERATING EXPENSES (2) (expense that are deducted from Fund assets)

     Management Fee                                                             1.00%      1.00%
     Distribution and Services (12b-1) Fees (3)                                 0.35%      1.00%
     Other Expenses                                                             0.62%      0.66%

     Total Annual Fund Operating Expenses                                       1.97%      2.66%

(1)  There is a $15 service fee for redemptions effected via wire transfer.

(2) The table shows expenses based on the Fund's management fees, distribution service (12b-1) fees and other expenses for the year ended June 30, 2003.

(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the economic equivalent of the maximum permitted front-end sales charge.

(4) The Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses of Class A shares to no more than 2.35% and Class C shares to no more than 3.00% at least through October 31, 2004. The Adviser will reimburse and/or waive fees to the Fund if total operating expenses increase so that you would pay no more than 2.35% for Class A shares and 3.00% for Class C shares on an annualized basis at least through October 31, 2004.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Banking & Finance Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 year      3 years         5 years        10 years
                                         ------      -------         -------        --------
Class A                                   $666        $1,067          $1,492         $2,672
Class C Assuming you sold your
        shares within the first year      $369        $  826          $1,410         $2,993
        Assuming you stayed in the Fund   $269        $  826          $1,410         $2,993

The Example does not reflect charges that certain dealers charge their customers in the form of processing or services fees in connection with the purchase or redemption of shares. For additional information, please refer to the SAI.

SECTION 1: FUND FACTS - THE EMERALD SELECT TECHNOLOGY FUND - TRANSACTION FEES AND OPERATING EXPENSES (Pages 14 - 15 of the Prospectus)

     On February 20, 2004, the Board of Trustees authorized the elimination of the sales charge (currently fixed at 1% of the offering price (maximum sales charge (load)) imposed on) applied to Class C Shares of The Emerald Select Technology Fund effective April 1, 2004. The deferred sales charge for Class C Shares held for less than 1 year, currently fixed at 1%, is still applicable. As a result, the Transaction Fees and Expense Table is revised, and set forth in its entirety, as follows (effective April 1, 2004):

     TRANSACTION FEES AND OPERATING EXPENSES
     This Table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

                                                                               CLASS A    CLASS C
                                                                               -------    -------
     SHAREHOLDER FEES (fees paid directly from your investment)
     Maximum Sales Charge (Load)                                                4.75%      1.00%

         Maximum Sales charge (Load) Imposed on Purchases                       4.75%         0%
         (as a percentage of offering price)
         Maximum Deferred Sales Charge for shares held less                      None      1.00%
         than 1 year
         (as a percentage of the lesser of original purchase
          price or redemption proceeds)

     Maximum Sales Charge (Load)Imposed on Reinvested Dividends                  None       None
     Redemption Fee                                                              None(1)    None(1)
     Exchange Fee                                                                None       None
     Maximum Account Fee                                                         None       None

     ANNUAL FUND OPERATING EXPENSES (2) (expense that are deducted from Fund assets)

     Management Fee                                                             1.00%      0.75%
     Distribution and Services (12b-1) Fees (3)                                 0.50%      1.00%
     Other Expenses                                                             3.49%      3.49%

     Total Annual Fund Operating Expenses                                       4.99%      5.49%
     Expenses Reimbursed by the Fund's Adviser (4)                             (2.09%)    (2.09%)

     Net Operating Expenses                                                     2.90%      3.40%

(1)  There is a $15 service fee for redemptions effected via wire transfer.

(2) The table shows expenses based on the Fund's management fees, distribution service (12b-1) fees and other expenses for the year ended June 30, 2003.

(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the economic equivalent of the maximum permitted front-end sales charge.

(4) The Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses of Class A shares to no more than 2.90% and Class C shares to no more than 3.40% at least through October 31, 2004. The Adviser will reimburse and/or waive fees to the Fund if total operating expenses increase so that you would pay no more than 2.25% for Class A shares and 2.90% for Class C shares on an annualized basis at least through October 31, 2004.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 year(1)  3 years(2)   5 years(2)  10 years(2)
                                           ------    ----------   ----------  -----------

Class A                                    $754        $1,725       $2,696      $5,124
Class C   Assuming you sold your
          shares within the first year     $443        $1,453       $2,552      $5,253
          Assuming you stayed in the Fund  $343        $1,453       $2,552      $5,253

(1) The Expense Example shown for One Year includes the effects of the Adviser's reimbursement of Fund Class A shares operating expenses in excess of 2.90% and Class C operating expenses in excess of 3.40% on an annualized basis.

(2) The Three, Five and Ten Year Expense Examples do not show the effects of any waiver or reimbursement of operating expenses after the first year because the Adviser is obligated to waive and/or reimburse expenses for both Class A shares and Class C shares only through the period ended October 31, 2004.

The Example does not reflect charges that certain dealers charge their customers in the form of processing or services fees in connection with the purchase or redemption of shares. For additional information, please refer to the SAI.

SECTION 3: SHAREHOLDER SERVICE INFORMATION

On February 20, 2004, the Board of Trustees authorized the elimination of the sales charge (currently fixed at 1% of the offering price (maximum sales charge
(load) imposed on purchases) applied to Class C Shares of the Growth Fund, the Banking and Finance Fund and the Technology Fund effective April 1, 2004. As a result, effective April 1, 2004, the discussion under "SALES CHARGES -- Class C Shares on page 18 of the Prospectus is amended and set forth in full and in its entirety as follows:

SALES CHARGES - CLASS C SHARES

There is no sales load on the purchase of Class C shares for the Growth Fund, the Banking and Finance Fund and the Technology Fund. The offering price is the net asset value per share, and is calculated as follows:

                                                             DEALER'S CONCESSION
                          SALES CHARGE AS A PERCENTAGE OF:   (AS A  % OF
DOLLAR AMOUNT INVESTED    OFFERING PRICE             N.A.V.  OFFERING PRICE)
----------------------    --------------             ------  ------------------

Up to $ 1 million              0%                   0%             1.00%

The maximum purchase amount for the Class C shares is $999,999.99. Purchases of $1 million or more are invested in Class A shares because there is no deferred sales charge for shares held less than one (1) year and Class A shares' annual expenses are lower. The Funds' Distributor pays the amount of the Dealer Concession not paid as part of the sales charge. Investors purchasing Class C shares also pay a contingent deferred sales charge ("CDSC") of 1% if shares are held for less than one year. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Shares acquired by reinvestment of distributions are not subject to the CDSC. The Fund will waive the CDSC for (i) redemptions made after the death of a shareholder; (ii)redemptions made as part of required minimum distributions from an IRA or other individual retirement plan account after a shareholder reaches age 70 1/2; and(iii)forced redemptions made by the Funds of shares held by shareholders whose account has a value of less than $500.

Class C shares may have a higher expense ratio and pay lower dividends than Class A shares offered by the Funds because the Class C shares have a higher 12b-1 fee than Class A shares. The Funds will use the first-in, first-out
(FIFO)method to determine the one-year holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder's account. The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the "one year" mark. As an example, shares purchased on July 1, 2003 would be subject to the CDSC if they were redeemed on or prior to June 30, 2004. On or after July 1, 2004, they would not be subject to the CDSC. The CDSC is charged on redemptions of each investment made by a shareholder that is redeemed prior to the one-year mark. In determining if the CDSC is charged to a redeeming account, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. The CDSC primarily goes to the Funds' Distributor as compensation for the portion of the dealer concession it has paid to broker-dealers.

                      SUPPLEMENT DATED MARCH , 2004 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 2003

                              EMERALD MUTUAL FUNDS
                             THE EMERALD GROWTH FUND
                   THE EMERALD SELECT BANKING AND FINANCE FUND
                       THE EMERALD SELECT TECHNOLOGY FUND
                        CLASS A SHARES AND CLASS C SHARES


THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND UNDER "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" BY ADDING THE FOLLOWING PARAGRAPH ON PAGE 12 OF THE SAI. THIS SUPPLEMENT IS EFFECTIVE IMMEDIATELY.

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of the Funds' shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged.


THE FOLLOWING INFORMATION REGARDING SCOTT PENWELL AMENDS THE INFORMATION FOUND IN THE "BOARD OF TRUSTEES AND OFFICERS OF THE TRUST" SECTION BEGINNING ON PAGE 23 OF THE SAI. THESE AMENDMENTS ARE EFFECTIVE IMMEDIATELY. THE INFORMATION CONCERNING KENNETH G. MERTZ, AND FOOTNOTES (*) AND (**) REMAIN UNCHANGED AND CONTINUE TO REMAIN IN EFFECT AND, THEREFORE, ARE NOT SET FORTH BELOW.

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

     INTERESTED TRUSTEES BACKGROUND

     NAME, ADDRESS, BIRTH DATE,     PRINCIPAL OCCUPATION DURING PAST          NUMBER OF
     POSITIONS HELD WITH TRUST,     FIVE YEARS, OTHER DIRECTORSHIPS           PORTFOLIOS IN FUND
     LENGTH OF TIME SERVED*         HELD BY TRUSTEE                           COMPLEX OVERSEEN BY
                                                                              TRUSTEE
     ----------------------         ---------------                           -------------------
     SCOTT C. PENWELL, ESQ.***      Partner at Stevens & Lee, P.C.                   3
     4750 Lindle Road               since February 2004; Partner at
     Harrisburg, PA 17108           Duane Morris LLP from 1981 to
                                    February 2004; Director Legacy
                                    Bank

*** As a prior partner of the Trust's Legal Counsel, Mr. Penwell will be deemed to be an "Interested Person" within the meaning of the Investment Company Act of 1940 until July 1, 2006.

A NEW SECTION IS HEREBY BEING ADDED TO THE SAI ENTITLED "RELATED TRANSACTIONS" AND SHALL BE DEEMED INSERTED AND INCORPORATED INTO THE SAI BY THIS REFERENCE IMMEDIATELY FOLLOWING THE "AUDIT COMMITTEE OF THE BOARD OF TRUSTEES" SECTION ON PAGE 25. THIS ADDITION IS TO TAKE EFFECT IMMEDIATELY.

RELATED TRANSACTIONS

On September 26, 2003, Richard J. Masterson, a Trustee of the HomeState Group, extended a loan, in the form of a promissory note, in the amount of $300,000 to Joseph E. Besecker, Chairman, President and CEO of Emerald Asset Management, Inc., the parent company of Emerald Advisers, Inc., the investment adviser and portfolio manager of the Funds. Under the terms of the promissory note: (i) the entire principal is due no later than October 15, 2006, (ii) interest accrues at the rate of 6.5% on the unpaid principal from October 15, 2003 until the entire principal has been paid; (iii) interest is payable on a quarterly basis; and
(iv) interest accrued prior to October 15, 2003, has been waived. In addition, the promissory note allows for full prepayment without penalty, but any prepayment of principal must include the corresponding interest due. Partial prepayment is also allowable without penalty; however, the interest due on such prepaid principal is charged only to the date it is paid. Mr. Masterson also has the right to accelerate payment of unpaid principal and interest upon (i) demand, and (ii) the failure of Mr. Besecker to make a payment of principal or interest within 15 days of the due date. To date, Mr. Besecker has timely made all payments of principal and interest due under the promissory note.

THE DATE OF THIS SUPPLEMENT IS MARCH 8, 2004.